1-32412

05004411

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

American Stock Exchange
88 Trinity Place
New York, NY 10006

Cert Amx

FEB 23 2005

February 23, 2005

Mr. Brian Johnson
Branch Chief
Filer Support 2
Office of Filing Information
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C. 20549

Dear Mr. Johnson:

This is to certify that on February 16, 2005 the American Stock Exchange LLC (the "Exchange") received from Glencairn Gold Corporation (the "Registrant"), a copy of the Registrant's application on Form 40-FR12B/A for the registration of the following securities:

Common Shares, no par value

We further certify that the above described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Jamie Patturelli
Assistant Director
Listing Qualifications Department

cc: Herbert Scholl

PROCESSED
FEB 24 2005
THOMSON FINANCIAL